Submission	May 01, 2026
Submission [Line Items]
Central Index Key	0000201533
Registrant Name	CONSUMERS ENERGY CO
Registration File Number	333-293382-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES